Note Allowance for loan losses (Quantitative information by loan class for loans modified as T D R) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loans	Dec. 31, 2016 USD ($) loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	2,515	3,464
Pre-Modification Recorded Investment	$ 108,342	$ 171,033
Post Modification Recorded Investment	106,604	174,234
Increase (decrease) in the allowance for loan losses as a result of modification	$ 10,176	$ 19,032
CRE non-owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	6	8
Pre-Modification Recorded Investment	$ 2,172	$ 7,667
Post Modification Recorded Investment	2,032	10,272
Increase (decrease) in the allowance for loan losses as a result of modification	$ 146	$ 5,109
CRE owner occupied
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	21	50
Pre-Modification Recorded Investment	$ 5,356	$ 29,935
Post Modification Recorded Investment	5,346	30,097
Increase (decrease) in the allowance for loan losses as a result of modification	$ 313	$ 894
Commercial and industrial
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	43	43
Pre-Modification Recorded Investment	$ 2,655	$ 8,402
Post Modification Recorded Investment	4,786	9,733
Increase (decrease) in the allowance for loan losses as a result of modification	$ 507	$ 242
Mortgages
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	567	833
Pre-Modification Recorded Investment	$ 69,084	$ 93,511
Post Modification Recorded Investment	64,552	90,840
Increase (decrease) in the allowance for loan losses as a result of modification	$ 4,108	$ 6,822
Leasing
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	10	2
Pre-Modification Recorded Investment	$ 347	$ 36
Post Modification Recorded Investment	347	37
Increase (decrease) in the allowance for loan losses as a result of modification	$ 101	$ 8
Credit cards
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	1,033	1,436
Pre-Modification Recorded Investment	$ 9,283	$ 13,329
Post Modification Recorded Investment	10,196	14,918
Increase (decrease) in the allowance for loan losses as a result of modification	$ 1,241	$ 2,042
Home equity lines of credit
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	23	7
Pre-Modification Recorded Investment	$ 2,504	$ 602
Post Modification Recorded Investment	2,421	662
Increase (decrease) in the allowance for loan losses as a result of modification	$ 299	$ 296
Personal
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	768	1,028
Pre-Modification Recorded Investment	$ 12,884	$ 17,192
Post Modification Recorded Investment	12,911	17,296
Increase (decrease) in the allowance for loan losses as a result of modification	$ 3,027	$ 3,548
Auto
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	10	22
Pre-Modification Recorded Investment	$ 2,043	$ 263
Post Modification Recorded Investment	1,999	281
Increase (decrease) in the allowance for loan losses as a result of modification	$ 362	$ 54
Other
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Loan count | loans	34	35
Pre-Modification Recorded Investment	$ 2,014	$ 96
Post Modification Recorded Investment	2,014	98
Increase (decrease) in the allowance for loan losses as a result of modification	$ 72	$ 17